Goodwill and intangible assets - Key assumptions in VIU calculation (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jul. 01, 2018	Jan. 01, 2018	[1]	Dec. 31, 2017	Jul. 01, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 24,357		$ 23,374		$ 23,453
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 12,986				$ 13,588
Europe | Retail Banking and Wealth Management | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets		$ 3,565				$ 3,508
Discount rate		8.10%				8.90%
Nominal growth rate beyond initial cash flow projections		3.80%				3.70%
Europe | Commercial Banking | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets		$ 2,626				$ 2,570
Discount rate		9.40%				9.90%
Nominal growth rate beyond initial cash flow projections		3.70%				3.60%
Global | Global Banking and Markets | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets		$ 4,045				$ 4,000
Discount rate		9.80%				10.60%
Nominal growth rate beyond initial cash flow projections		5.60%				5.80%

[1]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.